INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 130,811	$ 98,000
Additions including adjustments arising as a result of a change in estimate	3,976	42,920
Business combinations (Note 5)	124,151
Impairment loss	(14,006)
Amortization charge (Note 20)	(12,592)	(4,579)
Translation differences	13,341	(5,530)
Closing net book amount	245,681	130,811
Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	149,201
Closing net book amount	278,678	149,201
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(18,390)
Closing net book amount	(32,997)	(18,390)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	108,486	78,071
Additions including adjustments arising as a result of a change in estimate	0	35,626
Business combinations (Note 5)	9,750
Impairment loss	(14,006)
Amortization charge (Note 20)	(847)	(55)
Translation differences	12,505	(5,156)
Closing net book amount	115,888	108,486
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	115,091
Closing net book amount	124,186	115,091
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(6,605)
Closing net book amount	(8,298)	(6,605)
ACQUIRED TECHNOLOGY AND SOFTWARE
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	414	0
Additions including adjustments arising as a result of a change in estimate	0	471
Business combinations (Note 5)	26,100
Impairment loss	0
Amortization charge (Note 20)	(3,416)	(31)
Translation differences	45	(26)
Closing net book amount	23,143	414
ACQUIRED TECHNOLOGY AND SOFTWARE | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	444
Closing net book amount	26,600	444
ACQUIRED TECHNOLOGY AND SOFTWARE | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(30)
Closing net book amount	(3,457)	(30)
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	10,800	10,800
Business combinations (Note 5)	62,201
Impairment loss	0
Translation differences	19	0
Closing net book amount	73,020	10,800
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	10,800
Closing net book amount	73,020	10,800
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	6,573	4,964
Additions including adjustments arising as a result of a change in estimate	0	4,638
Business combinations (Note 5)	26,100
Impairment loss	0
Amortization charge (Note 20)	(6,298)	(2,944)
Translation differences	159	(85)
Closing net book amount	26,534	6,573
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	11,936
Closing net book amount	38,877	11,936
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(5,363)
Closing net book amount	(12,343)	(5,363)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	0	0
Additions including adjustments arising as a result of a change in estimate	0	271
Business combinations (Note 5)	0
Impairment loss	0
Amortization charge (Note 20)	0	(271)
Translation differences	0	0
Closing net book amount	0	0
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	3,788
Closing net book amount	3,863	3,788
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(3,788)
Closing net book amount	(3,863)	(3,788)
INTERNALLY DEVELOPED INTANGIBLES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	4,538	4,165
Additions including adjustments arising as a result of a change in estimate	3,976	1,914
Business combinations (Note 5)	0
Impairment loss	0
Amortization charge (Note 20)	(2,031)	(1,278)
Translation differences	613	(263)
Closing net book amount	7,096	4,538
INTERNALLY DEVELOPED INTANGIBLES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	7,142
Closing net book amount	12,132	7,142
INTERNALLY DEVELOPED INTANGIBLES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(2,604)
Closing net book amount	$ (5,036)	$ (2,604)